SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Accounting Policies [Abstract]
Net loss	$ (1,306,361)	$ (556,903)	$ (2,172,176)	$ (2,343,491)
Weighted average number of common shares outstanding, basic	3,361,601	1,754,494	2,172,465	1,277,527
Change in fair value for the period of warrant derivative liability	$ 29,501		$ 1,006,099
Weighted average of common shares outstanding, diluted	3,379,000	1,754,494	2,172,465	1,277,527
Method of depreciation			straight-line method
Cash and cash equivalents	$ 3,374,683		$ 4,423,965	$ 337,424	$ 572,775
Stock based compensation	$ 168,019	$ 41,051	$ 425,110	$ 290,004